Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005508 | Liberty Live Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005508 | VSE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005508 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005508 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005508 | Immunome
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005508 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005508 | Dyne Therapeutics
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005508 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005508 | Elanco Animal Health
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005508 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000005508 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000005508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000005508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000005508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005508 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005508 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005509 | Liberty Live Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005509 | VSE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005509 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005509 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005509 | Immunome
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005509 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005509 | Dyne Therapeutics
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005509 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005509 | Elanco Animal Health
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005509 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005509 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000005509 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000005509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000005509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000005509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005509 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159682 | Liberty Live Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159682 | VSE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159682 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159682 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159682 | Immunome
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159682 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159682 | Dyne Therapeutics
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159682 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159682 | Elanco Animal Health
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159682 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000159682 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000159682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000159682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159682 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159682 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219319 | Liberty Live Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219319 | VSE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219319 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219319 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219319 | Immunome
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219319 | PennyMac Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219319 | Dyne Therapeutics
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219319 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219319 | Elanco Animal Health
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219319 | RBC Bearings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000219319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000219319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000219319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219319 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.90%